Income Taxes - Continuing Operations (Tables)	12 Months Ended
Mar. 04, 2017
Income Taxes - Continuing Operations
Schedule of provision for income tax expense (benefit)

	Year Ended
	March 4, 2017 (53 Weeks)	February 27, 2016 (52 Weeks)	February 28, 2015 (52 Weeks)
Current tax:
Federal	$—	$(52)	$—
State	14,600	6,590	6,378

	14,600	6,538	6,378
Deferred tax and other:
Federal	10,355	83,074	(1,596,754)
State	19,483	(40,100)	(149,138)

	29,838	42,974	(1,745,891)

Total income tax expense (benefit)	$44,438	$49,512	$(1,739,513)

Schedule of reconciliation of the expected statutory federal tax and the total income tax expense (benefit)

	Year Ended
	March 4, 2017 (53 Weeks)	February 27, 2016 (52 Weeks)	February 28, 2015 (52 Weeks)
Federal statutory rate	$16,982	$53,060	$95,317
Nondeductible expenses	2,479	6,518	805
State income taxes, net	8,225	16,482	6,304
Decrease of previously recorded liabilities	(955)	—	(3,698)
Nondeductible compensation	1,157	6,057	5,136
Acquisition Costs	4,023	6,782	—
Valuation allowance	14,718	(38,058)	(1,839,131)
Other	(2,191)	(1,329)	(4,246)

Total income tax expense (benefit)	$44,438	$49,512	(1,739,513)

Schedule of significant components of deferred tax assets and liabilities

	2017	2016
Deferred tax assets:
Accounts receivable	$68,320	$72,883
Accrued expenses	194,884	198,636
Liability for lease exit costs	68,411	81,704
Pension, retirement and other benefits	168,274	182,394
Long-lived assets	509,283	487,944
Other	1,630	6,203
Credits	65,971	64,382
Net operating losses	1,207,650	1,182,440

Total gross deferred tax assets	2,284,423	2,276,586
Valuation allowance	(226,726)	(212,023)

Total deferred tax assets	2,057,697	2,064,563
Deferred tax liabilities:
Outside basis difference	112,509	108,860
Inventory	439,624	416,562

Total gross deferred tax liabilities	552,133	525,422

Net deferred tax assets	$1,505,564	$1,539,141

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits

	2017	2016	2015
Unrecognized tax benefits	$10,676	$9,514	$10,143
Increases to prior year tax positions	16	1,667	1,003
Decreases to tax positions in prior periods	(626)	(577)	(984)
Increases to current year tax positions	26	72	123
Settlements	—	—	(681)
Lapse of statute of limitations	(1,153)	—	(90)

Unrecognized tax benefits balance	$8,939	$10,676	$9,514